Non-financial Assets and Liabilities - Additional Information (Details)	9 Months Ended
Mar. 31, 2019 USD ($)
Goodwill
Disclosure Of Intangible Assets [Line Items]
Impairment loss recognised in profit or loss	$ 0
In-process Research and Development Acquired
Disclosure Of Intangible Assets [Line Items]
Impairment loss recognised in profit or loss	$ 0